Financial Instruments - Balance Sheet Location (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Total derivatives - Assets	$ 321	$ 350
Total derivatives - Liabilites	17,917	9,010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liabilities, Noncurrent	15,655	8,962
Designated as Hedging Instrument
Derivatives designated as hedging instruments
Subtotal - Assets	0	0
Subtotal - Liabilities	14,566	5,000
Designated as Hedging Instrument | Interest Rate Swaps | Current portion of financial instruments - Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Current	0	0
Derivative Liability, Current	1,367	30
Designated as Hedging Instrument | Interest Rate Swaps | Financial instruments - Fair Value, net of current portion
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Noncurrent	0	0
Derivative Liabilities, Noncurrent	13,199	4,970
Not Designated as Hedging Instrument
Derivatives not designated as hedging instruments
Subtotal - Assets	321	350
Subtotal - Liabilities	3,351	4,010
Not Designated as Hedging Instrument | Interest Rate Swaps | Current portion of financial instruments - Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Current	0	0
Derivative Liability, Current	203	18
Not Designated as Hedging Instrument | Interest Rate Swaps | Financial instruments - Fair Value, net of current portion
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Noncurrent	21	0
Derivative Liabilities, Noncurrent	0	20
Not Designated as Hedging Instrument | Bunker Swaps | Current portion of financial instruments - Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Current	0	0
Derivative Liability, Current	692	0
Not Designated as Hedging Instrument | Bunker Swaps | Financial instruments - Fair Value, net of current portion
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Noncurrent	49	0
Derivative Liabilities, Noncurrent	2,456	3,972
Not Designated as Hedging Instrument | Bunker Call Options | Current portion of financial instruments - Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Current	176	217
Derivative Liability, Current	0	0
Not Designated as Hedging Instrument | Bunker Call Options | Financial instruments - Fair Value, net of current portion
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset, Noncurrent	75	133
Derivative Liabilities, Noncurrent	$ 0	$ 0